Jun. 18, 2024
First Trust SMID Cap Rising Dividend Achievers ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	28.69%	15.22%	10.35%	11/1/2017
Return After Taxes on Distributions	27.57%	14.35%	9.55%
Return After Taxes on Distributions and Sale of Fund Shares	16.90%	11.79%	7.85%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	29.65%	15.95%	11.04%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	12.14%	8.52%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.86%